Schedule of Investments
(unaudited)
September 30, 2023
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Capital Markets — 0.0%
Ardagh MP USA, Inc., (Acquired 08/02/21, cost
$552,653)
(a)(b)
................... 56,202 $ 175,912
Chemicals — 0.1%
Element Solutions, Inc. ............... 18,781 368,295
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.
(a)
............ 880 3,626
Financial Services — 0.0%
Block, Inc., Class A
(a)
................ 2,003 88,653
Ground Transportation — 0.0%
Uber Technologies, Inc.
(a)
............. 6,319 290,611
Hotels, Restaurants & Leisure — 0.1%
Aramark ......................... 7,756 269,133
Carnival Corp.
(a)
.................... 25,522 350,162
619,295
IT Services — 0.0%
Twilio, Inc., Class A
(a)
................ 997 58,354
Metals & Mining — 0.1%
Constellium SE, Class A
(a)
............. 58,591 1,066,356
Pharmaceuticals — 0.1%
Catalent, Inc.
(a)
.................... 12,817 583,558
Software — 0.1%
Informatica, Inc., Class A
(a)
............ 21,967 462,845
Total Common Stocks — 0.5%
(Cost: $4,097,059) .............................. 3,717,505
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 4.1%
Bombardier, Inc.
(c)
7.50%, 03/15/25 ................. USD 22 21,909
7.13%, 06/15/26 ................. 2,425 2,349,484
7.88%, 04/15/27 ................. 1,925 1,878,313
6.00%, 02/15/28 ................. 1,539 1,396,175
7.50%, 02/01/29 ................. 897 851,223
7.45%, 05/01/34 ................. 301 340,985
BWX Technologies, Inc.
(c)
4.13%, 06/30/28 ................. 457 404,036
4.13%, 04/15/29 ................. 458 400,750
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(c)
.................... 80 73,069
Embraer Netherlands Finance BV, 7.00%,
07/28/30
(c)
.................... 941 930,720
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(c)
1,400 1,301,285
Rolls-Royce plc, 5.75%, 10/15/27
(c)
...... 1,355 1,307,383
Spirit AeroSystems, Inc.
(c)
7.50%, 04/15/25 ................. 72 70,623
9.38%, 11/30/29 ................. 1,545 1,572,246
TransDigm, Inc.
6.25%, 03/15/26
(c)
................ 10,189 10,011,514
7.50%, 03/15/27 ................. 615 616,118
6.75%, 08/15/28
(c)
................ 5,994 5,901,025
6.88%, 12/15/30
(c)
................ 474 464,778
Triumph Group, Inc., 9.00%, 03/15/28
(c)
... 2,163 2,138,788
32,030,424
Security
Par (000)
Par (000) Value
Air Freight & Logistics — 0.1%
Forward Air Corp., 9.50%, 10/15/31
(c)
..... USD 886 $ 885,380
Automobile Components — 1.9%
Clarios Global LP
6.75%, 05/15/25
(c)
................ 1,117 1,108,591
4.38%, 05/15/26
(d)
................ EUR 560 568,311
6.25%, 05/15/26
(c)
................ USD 1,409 1,378,627
8.50%, 05/15/27
(c)
................ 6,301 6,282,925
6.75%, 05/15/28
(c)
................ 1,919 1,873,424
Dealer Tire LLC, 8.00%, 02/01/28
(c)
...... 304 285,000
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 152 154,282
5.00%, 07/15/29 ................. 176 151,592
5.63%, 04/30/33 ................. 248 202,966
Icahn Enterprises LP
6.25%, 05/15/26 ................. 278 258,274
5.25%, 05/15/27 ................. 2,045 1,797,514
4.38%, 02/01/29 ................. 1,169 934,802
14,996,308
Automobiles — 0.3%
Ford Motor Co.
3.25%, 02/12/32 ................. 1,362 1,049,644
6.10%, 08/19/32 ................. 1,083 1,020,091
2,069,735
Banks — 0.9%
Banco Espirito Santo SA
(a)(d)(e)
2.63%, 05/08/17 ................. EUR 100 27,488
4.75%, 01/15/18 ................. 100 27,489
4.00%, 01/21/19 ................. 100 27,488
Banco Santander SA, 6.92%, 08/08/33 .... USD 400 382,193
Barclays plc
5.20%, 05/12/26 ................. 200 192,678
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.41%),
4.38%
(f)(g)
.................... 940 652,400
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.43%),
8.00%
(f)(g)
.................... 390 350,002
BNP Paribas SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.35%), 8.50%
(c)(f)(g)
.............. 1,025 1,002,781
Citigroup, Inc.
(g)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.21%),
7.63%
(f)
..................... 537 523,898
(1-day SOFR + 2.66%), 6.17%, 05/25/34 950 907,842
Credit Agricole SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.24%), 4.75%
(c)(f)(g)
.............. 460 349,464
HSBC Holdings plc
(f)(g)
(5-Year USD Swap Rate + 3.75%), 6.00% 465 413,432
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.65%), 4.60% 200 151,138
Intesa Sanpaolo SpA
(c)(g)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20%,
06/01/32 .................... 320 235,791
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95%,
06/01/42 .................... 235 145,718
Lloyds Banking Group plc, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.91%), 8.00%
(f)(g)
............... 505 452,716

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Wells Fargo & Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.61%), 7.63%
(f)(g)
............... USD 1,064 $ 1,072,690
6,915,208
Broadline Retail — 0.3%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... 282 220,658
Go Daddy Operating Co. LLC
5.25%, 12/01/27 ................. 82 77,350
3.50%, 03/01/29 ................. 419 352,527
LCM Investments Holdings II LLC, 8.25%,
08/01/31 ..................... 768 746,052
Match Group Holdings II LLC
4.63%, 06/01/28 ................. 231 207,095
5.63%, 02/15/29 ................. 164 151,290
4.13%, 08/01/30 ................. 368 303,659
3.63%, 10/01/31 ................. 405 319,594
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 227 212,950
2,591,175
Building Products — 0.9%
Advanced Drainage Systems, Inc.
(c)
5.00%, 09/30/27 ................. 1,024 956,599
6.38%, 06/15/30 ................. 724 695,366
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(c)
.................... 430 414,800
James Hardie International Finance DAC,
5.00%, 01/15/28
(c)
............... 200 186,558
JELD-WEN, Inc., 4.63%, 12/15/25
(c)
..... 524 503,129
Masonite International Corp.
(c)
5.38%, 02/01/28 ................. 74 68,829
3.50%, 02/15/30 ................. 454 368,887
New Enterprise Stone & Lime Co., Inc.
(c)
5.25%, 07/15/28 ................. 181 162,406
9.75%, 07/15/28 ................. 215 212,312
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(c)
.................... 1,871 1,727,796
Standard Industries, Inc.
2.25%, 11/21/26
(d)
................ EUR 200 186,451
5.00%, 02/15/27
(c)
................ USD 345 319,798
4.75%, 01/15/28
(c)
................ 108 97,415
4.38%, 07/15/30
(c)
................ 1,017 842,278
3.38%, 01/15/31
(c)
................ 319 246,581
Summit Materials LLC, 5.25%, 01/15/29
(c)
.. 34 30,872
7,020,077
Capital Markets — 0.5%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(c)
.................... 311 312,906
Ares Capital Corp., 7.00%, 01/15/27 ..... 340 339,996
Blackstone Private Credit Fund
7.05%, 09/29/25 ................. 167 167,257
3.25%, 03/15/27 ................. 155 134,638
Blue Owl Capital Corp.
3.75%, 07/22/25 ................. 380 356,035
3.40%, 07/15/26 ................. 131 117,450
Blue Owl Credit Income Corp.
5.50%, 03/21/25 ................. 386 373,379
3.13%, 09/23/26 ................. 90 79,110
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
............... 403 352,338
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(c)
............... 250 222,429
Macquarie Bank Ltd., 6.80%, 01/18/33
(c)
... 233 228,599
Northern Trust Corp., 6.13%, 11/02/32 .... 244 240,926
Security
Par (000)
Par (000) Value
Capital Markets (continued)
UBS Group AG
(c)(g)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 6.25%,
09/22/29 .................... USD 511 $ 505,639
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.31%),
4.38%
(f)
..................... 320 229,255
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 6.30%,
09/22/34 .................... 440 429,730
4,089,687
Chemicals — 2.4%
Ashland, Inc., 3.38%, 09/01/31
(c)
........ 335 260,508
Avient Corp., 7.13%, 08/01/30
(c)
........ 440 432,251
Axalta Coating Systems Dutch Holding B BV,
3.75%, 01/15/25
(d)
............... EUR 200 208,082
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 ................. USD 490 455,299
3.38%, 02/15/29 ................. 687 571,991
Celanese US Holdings LLC
6.35%, 11/15/28 ................. 375 370,287
6.55%, 11/15/30 ................. 355 347,414
6.70%, 11/15/33 ................. 500 486,707
Chemours Co. (The)
(c)
5.75%, 11/15/28 ................. 291 252,559
4.63%, 11/15/29 ................. 202 162,499
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 4,174 3,602,107
Gates Global LLC, 6.25%, 01/15/26
(c)
..... 776 756,202
HB Fuller Co., 4.25%, 10/15/28 ........ 185 163,244
Herens Holdco SARL, 4.75%, 05/15/28
(c)
.. 1,719 1,334,747
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
... 779 735,725
Ingevity Corp., 3.88%, 11/01/28
(c)
....... 132 108,837
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)(g)
588 429,240
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
.. 296 246,094
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
388 355,873
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
. 81 79,582
Olympus Water US Holding Corp., 9.75%,
11/15/28
(c)
.................... 1,640 1,636,455
SCIL IV LLC, 5.38%, 11/01/26
(c)
........ 537 490,667
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 325 248,310
4.38%, 02/01/32 ................. 55 41,288
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
.................... 1,033 827,877
WR Grace Holdings LLC
(c)
4.88%, 06/15/27 ................. 419 384,406
5.63%, 08/15/29 ................. 3,397 2,747,324
7.38%, 03/01/31 ................. 816 791,099
18,526,674
Commercial Services & Supplies — 3.5%
ADT Security Corp. (The)
(c)
4.13%, 08/01/29 ................. 58 49,040
4.88%, 07/15/32 ................. 190 158,650
Allied Universal Holdco LLC
(c)
6.63%, 07/15/26 ................. 2,415 2,288,309
9.75%, 07/15/27 ................. 617 551,853
4.63%, 06/01/28 ................. 4,039 3,361,522
6.00%, 06/01/29 ................. 3,841 2,863,418
APi Group DE, Inc.
(c)
4.13%, 07/15/29 ................. 453 380,676
4.75%, 10/15/29 ................. 225 196,869
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. 455 436,903
5.75%, 07/15/29 ................. 500 421,309

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Aramark Services, Inc.
(c)
5.00%, 04/01/25 ................. USD 300 $ 294,873
6.38%, 05/01/25 ................. 74 75,179
5.00%, 02/01/28 ................. 1,844 1,705,393
Ashtead Capital, Inc., 5.95%, 10/15/33
(c)
... 495 469,932
Clean Harbors, Inc.
(c)
4.88%, 07/15/27 ................. 233 219,564
5.13%, 07/15/29 ................. 108 99,350
6.38%, 02/01/31 ................. 228 221,701
Covanta Holding Corp.
4.88%, 12/01/29
(c)
................ 365 299,446
5.00%, 09/01/30 ................. 200 159,600
Garda World Security Corp.
(c)
4.63%, 02/15/27 ................. 617 564,592
9.50%, 11/01/27 ................. 148 141,505
7.75%, 02/15/28 ................. 1,554 1,523,546
GFL Environmental, Inc.
(c)
4.25%, 06/01/25 ................. 176 169,136
3.75%, 08/01/25 ................. 462 437,921
5.13%, 12/15/26 ................. 843 803,032
4.00%, 08/01/28 ................. 689 602,025
3.50%, 09/01/28 ................. 356 306,484
4.75%, 06/15/29 ................. 465 413,343
4.38%, 08/15/29 ................. 849 737,450
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... 170 166,600
Madison IAQ LLC, 5.88%, 06/30/29
(c)
..... 721 580,579
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
. 625 565,820
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. 319 309,484
6.25%, 01/15/28 ................. 1,847 1,710,633
Stericycle, Inc., 3.88%, 01/15/29
(c)
....... 105 90,547
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
... 3,108 2,902,177
Williams Scotsman, Inc., 7.38%, 10/01/31
(c)
. 892 887,134
27,165,595
Communications Equipment — 0.6%
(c)
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 1,327 1,263,242
CommScope, Inc.
6.00%, 03/01/26 ................. 253 236,107
4.75%, 09/01/29 ................. 1,200 882,653
Viasat, Inc.
5.63%, 09/15/25 ................. 1,289 1,190,714
5.63%, 04/15/27 ................. 408 353,477
7.50%, 05/30/31 ................. 126 83,223
Viavi Solutions, Inc., 3.75%, 10/01/29 .... 522 424,334
4,433,750
Construction & Engineering — 0.5%
(c)
Arcosa, Inc., 4.38%, 04/15/29 ......... 676 589,947
Brand Industrial Services, Inc., 10.38%,
08/01/30 ..................... 2,888 2,892,447
Dycom Industries, Inc., 4.50%, 04/15/29 ... 279 241,335
MasTec, Inc., 4.50%, 08/15/28 ......... 63 56,656
3,780,385
Consumer Finance — 1.9%
Capital One Financial Corp., (1-day SOFR +
2.86%), 6.38%, 06/08/34
(g)
.......... 230 217,054
Ford Motor Credit Co. LLC
3.81%, 01/09/24 ................. 200 197,823
4.69%, 06/09/25 ................. 200 192,179
5.13%, 06/16/25 ................. 548 530,477
4.13%, 08/04/25 ................. 350 331,829
3.38%, 11/13/25 ................. 200 185,563
4.39%, 01/08/26 ................. 475 448,319
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
6.95%, 06/10/26 ................. USD 200 $ 199,755
2.70%, 08/10/26 ................. 607 541,666
4.95%, 05/28/27 ................. 559 524,707
7.35%, 11/04/27 ................. 200 203,933
6.80%, 05/12/28 ................. 1,204 1,202,607
5.11%, 05/03/29 ................. 297 271,853
7.35%, 03/06/30 ................. 1,600 1,620,285
7.20%, 06/10/30 ................. 2,300 2,311,500
3.63%, 06/17/31 ................. 345 278,778
Global Aircraft Leasing Co. Ltd.
(c)(h)
Series 2021, 6.50%, (6.50% Cash or 7.25%
PIK), 09/15/24
(g)
............... 403 383,954
6.50%, (6.50% Cash or 7.25% PIK),
09/15/24 .................... 283 269,326
Macquarie Airfinance Holdings Ltd.
(c)
8.38%, 05/01/28 ................. 228 231,135
8.13%, 03/30/29 ................. 436 436,589
Navient Corp.
6.13%, 03/25/24 ................. 150 149,198
5.88%, 10/25/24 ................. 49 48,227
5.50%, 03/15/29 ................. 249 209,162
9.38%, 07/25/30 ................. 351 346,174
OneMain Finance Corp.
6.88%, 03/15/25 ................. 386 382,940
7.13%, 03/15/26 ................. 837 819,742
3.50%, 01/15/27 ................. 646 553,138
6.63%, 01/15/28 ................. 155 143,014
9.00%, 01/15/29 ................. 208 207,328
5.38%, 11/15/29 ................. 157 131,488
4.00%, 09/15/30 ................. 1,035 776,617
SLM Corp., 3.13%, 11/02/26 .......... 393 340,886
14,687,246
Consumer Staples Distribution & Retail — 0.8%
(c)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 833 771,577
4.63%, 01/15/27 ................. 471 444,727
5.88%, 02/15/28 ................. 345 332,055
6.50%, 02/15/28 ................. 320 316,281
3.50%, 03/15/29 ................. 662 564,411
4.88%, 02/15/30 ................. 1,672 1,506,512
Performance Food Group, Inc., 4.25%,
08/01/29 ..................... 558 482,022
United Natural Foods, Inc., 6.75%, 10/15/28 155 118,156
US Foods, Inc.
6.88%, 09/15/28 ................. 471 470,011
4.75%, 02/15/29 ................. 780 697,139
4.63%, 06/01/30 ................. 84 72,980
7.25%, 01/15/32 ................. 568 567,426
6,343,297
Containers & Packaging — 3.3%
ARD Finance SA, 6.50%, 06/30/27
(c)
..... 2,617 1,974,053
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(c)
................ 1,161 1,115,683
3.25%, 09/01/28
(c)
................ 200 166,758
3.00%, 09/01/29
(d)
................ EUR 200 160,190
4.00%, 09/01/29
(c)
................ USD 3,484 2,726,478
Ardagh Packaging Finance plc
5.25%, 04/30/25
(c)
................ 600 584,851
2.13%, 08/15/26
(d)
................ EUR 366 342,957
4.13%, 08/15/26
(c)
................ USD 600 548,410
5.25%, 08/15/27
(c)
................ 395 329,625
Ball Corp., 6.00%, 06/15/29 .......... 446 432,985
Canpack SA, 3.13%, 11/01/25
(c)
........ 211 195,681

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ................. USD 1,498 $ 1,392,822
8.75%, 04/15/30 ................. 1,738 1,490,612
Crown Americas LLC, 4.25%, 09/30/26 ... 275 258,500
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 78 79,170
Graphic Packaging International LLC
4.75%, 07/15/27
(c)
................ 128 120,657
3.50%, 03/15/28
(c)
................ 8 7,019
2.63%, 02/01/29
(d)
................ EUR 200 183,426
LABL, Inc.
(c)
6.75%, 07/15/26 ................. USD 159 154,094
5.88%, 11/01/28 ................. 489 438,985
9.50%, 11/01/28 ................. 1,164 1,193,100
Mauser Packaging Solutions Holding Co.
(c)
7.88%, 08/15/26 ................. 6,722 6,484,955
9.25%, 04/15/27 ................. 388 339,145
OI European Group BV, 6.25%, 05/15/28
(c)
. EUR 270 290,139
Owens-Brockway Glass Container, Inc.
(c)
6.63%, 05/13/27 ................. USD 91 88,714
7.25%, 05/15/31 ................. 544 531,760
Sealed Air Corp.
(c)
5.13%, 12/01/24 ................. 20 19,700
4.00%, 12/01/27 ................. 143 127,598
6.13%, 02/01/28 ................. 347 336,077
5.00%, 04/15/29 ................. 146 131,272
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(c)
246 257,070
Trivium Packaging Finance BV
(c)(i)
5.50%, 08/15/26 ................. 1,359 1,267,176
8.50%, 08/15/27 ................. 2,127 1,943,833
25,713,495
Distributors — 0.1%
(c)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 72 59,999
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 702 666,710
Resideo Funding, Inc., 4.00%, 09/01/29 ... 124 101,876
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28 158 157,637
986,222
Diversified Consumer Services — 0.5%
Graham Holdings Co., 5.75%, 06/01/26
(c)
.. 105 101,325
Metis Merger Sub LLC, 6.50%, 05/15/29
(c)
.. 244 206,111
Service Corp. International
5.13%, 06/01/29 ................. 302 279,199
3.38%, 08/15/30 ................. 279 224,874
4.00%, 05/15/31 ................. 990 812,772
Sotheby's
(c)
7.38%, 10/15/27 ................. 1,591 1,464,385
5.88%, 06/01/29 ................. 1,375 1,103,437
4,192,103
Diversified REITs — 0.7%
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
.. 198 153,300
GLP Capital LP, 3.25%, 01/15/32 ....... 661 512,995
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
... 384 341,312
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
...... 655 538,366
MPT Operating Partnership LP, 2.50%,
03/24/26 ..................... GBP 567 524,022
RHP Hotel Properties LP, 7.25%, 07/15/28
(c)
USD 763 749,642
VICI Properties LP
4.63%, 12/01/29
(c)
................ 952 844,472
4.95%, 02/15/30 ................. 451 412,650
4.13%, 08/15/30
(c)
................ 562 477,914
5.63%, 05/15/52 ................. 697 577,182
5,131,855
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 4.8%
Altice France SA
(c)
8.13%, 02/01/27 ................. USD 2,411 $ 2,138,066
5.50%, 01/15/28 ................. 503 387,419
5.13%, 07/15/29 ................. 1,595 1,133,895
5.50%, 10/15/29 ................. 242 174,026
CCO Holdings LLC
(c)
5.00%, 02/01/28 ................. 390 354,174
5.38%, 06/01/29 ................. 162 145,348
6.38%, 09/01/29 ................. 1,584 1,477,025
4.75%, 03/01/30 ................. 1,361 1,142,493
4.50%, 08/15/30 ................. 334 274,152
4.25%, 02/01/31 ................. 908 722,803
7.38%, 03/01/31 ................. 4,817 4,652,398
4.75%, 02/01/32 ................. 866 692,800
4.25%, 01/15/34 ................. 867 638,353
Frontier Communications Holdings LLC
(c)
5.88%, 10/15/27 ................. 635 577,512
5.00%, 05/01/28 ................. 1,499 1,279,880
8.75%, 05/15/30 ................. 2,866 2,721,196
Iliad Holding SASU
(c)
6.50%, 10/15/26 ................. 3,251 3,054,357
7.00%, 10/15/28 ................. 415 377,764
Level 3 Financing, Inc.
(c)
3.40%, 03/01/27 ................. 2,099 1,965,462
4.63%, 09/15/27 ................. 2,438 1,753,329
3.63%, 01/15/29 ................. 223 124,880
10.50%, 05/15/30 ................ 1,815 1,826,957
Lumen Technologies, Inc., 4.00%, 02/15/27
(c)
1,063 699,932
Sable International Finance Ltd., 5.75%,
09/07/27
(c)
.................... 200 180,750
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 368 319,083
6.00%, 09/30/34 ................. 793 661,188
7.20%, 07/18/36 ................. 138 122,790
7.72%, 06/04/38 ................. 488 446,520
Uniti Group LP, 10.50%, 02/15/28
(c)
...... 1,647 1,613,159
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 5,429 4,027,696
6.13%, 03/01/28 ................. 1,909 1,226,952
36,912,359
Electric Utilities — 0.4%
(c)
Alexander Funding Trust II, 7.47%, 07/31/28 425 425,557
Clearway Energy Operating LLC, 3.75%,
02/15/31 ..................... 55 43,384
NextEra Energy Operating Partners LP
4.25%, 09/15/24 ................. 13 12,447
3.88%, 10/15/26 ................. 291 263,476
NRG Energy, Inc., 7.00%, 03/15/33 ...... 375 362,316
Palomino Funding Trust I, 7.23%, 05/17/28 . 323 324,150
Pattern Energy Operations LP, 4.50%, 08/15/28 465 403,852
Vistra Operations Co. LLC
7.75%, 10/15/31 ................. 780 768,334
6.95%, 10/15/33 ................. 505 495,322
3,098,838
Electrical Equipment — 0.5%
(c)
Regal Rexnord Corp.
6.05%, 04/15/28 ................. 1,590 1,546,540
6.30%, 02/15/30 ................. 410 396,049
6.40%, 04/15/33 ................. 430 414,179
Sensata Technologies BV
5.63%, 11/01/24 ................. 187 184,831
4.00%, 04/15/29 ................. 29 24,972
5.88%, 09/01/30 ................. 315 293,461

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electrical Equipment (continued)
Vertiv Group Corp., 4.13%, 11/15/28 ..... USD 1,387 $ 1,219,188
4,079,220
Electronic Equipment, Instruments & Components — 0.4%
(c)
Coherent Corp., 5.00%, 12/15/29 ....... 1,209 1,048,251
Sensata Technologies, Inc.
4.38%, 02/15/30 ................. 1,738 1,500,773
3.75%, 02/15/31 ................. 243 196,666
2,745,690
Energy Equipment & Services — 3.9%
Archrock Partners LP
(c)
6.88%, 04/01/27 ................. 579 560,091
6.25%, 04/01/28 ................. 2,624 2,443,008
Enerflex Ltd., 9.00%, 10/15/27
(c)
........ 540 533,250
Nabors Industries Ltd.
(c)
7.25%, 01/15/26 ................. 384 371,040
7.50%, 01/15/28 ................. 397 367,022
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 1,629 1,594,384
7.38%, 05/15/27
(c)
................ 804 777,771
Nine Energy Service, Inc., 13.00%, 02/01/28 176 160,523
Noble Finance II LLC, 8.00%, 04/15/30
(c)
... 689 698,011
Oceaneering International, Inc., 6.00%,
02/01/28
(c)
.................... 171 161,093
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 230 230,826
Precision Drilling Corp., 6.88%, 01/15/29
(c)
. 25 23,680
Seadrill Finance Ltd., 8.38%, 08/01/30
(c)
... 577 587,455
Shelf Drilling Holdings Ltd., Class B, 9.63%,
04/15/29 ..................... 483 474,229
Tervita Corp., 11.00%, 12/01/25
(c)
....... 125 130,683
Transocean Aquila Ltd., 8.00%, 09/30/28
(c)
. 312 312,000
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(c)
.................... 368 374,440
Transocean, Inc.
(c)
7.50%, 01/15/26 ................. 1,576 1,540,256
11.50%, 01/30/27 ................ 1,215 1,274,231
8.00%, 02/01/27 ................. 596 573,650
8.75%, 02/15/30 ................. 2,404 2,457,579
USA Compression Partners LP
6.88%, 04/01/26 ................. 2,337 2,289,192
6.88%, 09/01/27 ................. 824 798,829
Valaris Ltd., 8.38%, 04/30/30
(c)
......... 1,709 1,710,282
Venture Global LNG, Inc.
(c)
8.13%, 06/01/28 ................. 3,043 3,013,005
8.38%, 06/01/31 ................. 5,193 5,105,041
Weatherford International Ltd.
(c)
6.50%, 09/15/28 ................. 354 354,035
8.63%, 04/30/30 ................. 1,322 1,332,120
30,247,726
Entertainment — 0.7%
(c)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 638 420,638
Live Nation Entertainment, Inc.
4.88%, 11/01/24 ................. 59 57,967
5.63%, 03/15/26 ................. 35 33,605
6.50%, 05/15/27 ................. 2,883 2,842,613
4.75%, 10/15/27 ................. 1,213 1,110,653
3.75%, 01/15/28 ................. 728 642,460
Playtika Holding Corp., 4.25%, 03/15/29 ... 187 156,145
5,264,081
Financial Services — 2.2%
Block, Inc.
2.75%, 06/01/26 ................. 1,983 1,783,506
3.50%, 06/01/31 ................. 3,148 2,472,947
Security
Par (000)
Par (000) Value
Financial Services (continued)
Blue Owl Credit Income Corp., 7.75%, 09/16/27 USD 644 $ 638,822
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 781 769,214
Freedom Mortgage Corp.
(c)
12.00%, 10/01/28 ................ 247 251,162
12.25%, 10/01/30 ................ 247 252,471
GGAM Finance Ltd.
(c)
7.75%, 05/15/26 ................. 103 101,970
8.00%, 06/15/28 ................. 103 102,797
Jefferies Finance LLC, 5.00%, 08/15/28
(c)
.. 665 559,934
MGIC Investment Corp., 5.25%, 08/15/28 .. 241 224,423
Nationstar Mortgage Holdings, Inc.
(c)
5.00%, 02/01/26 ................. 3,390 3,166,586
6.00%, 01/15/27 ................. 231 218,277
5.75%, 11/15/31 ................. 256 211,769
Permian Resources Operating LLC, 7.00%,
01/15/32
(c)
.................... 441 434,920
Rocket Mortgage LLC
(c)
2.88%, 10/15/26 ................. 2,022 1,780,755
3.88%, 03/01/31 ................. 413 329,314
4.00%, 10/15/33 ................. 329 248,455
Shift4 Payments LLC, 4.63%, 11/01/26
(c)
... 1,216 1,146,518
Verscend Escrow Corp., 9.75%, 08/15/26
(c)
. 2,252 2,252,392
16,946,232
Food Products — 1.0%
B&G Foods, Inc., 8.00%, 09/15/28
(c)
..... 273 273,373
Chobani LLC
(c)
7.50%, 04/15/25 ................. 2,759 2,733,010
4.63%, 11/15/28 ................. 1,988 1,753,376
Darling Global Finance BV, 3.63%, 05/15/26
(d)
EUR 290 296,650
Darling Ingredients, Inc.
(c)
5.25%, 04/15/27 ................. USD 395 376,399
6.00%, 06/15/30 ................. 459 434,550
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 ................. 76 70,098
4.13%, 01/31/30 ................. 991 847,453
4.38%, 01/31/32 ................. 812 680,243
Post Holdings, Inc.
(c)
5.75%, 03/01/27 ................. 2 1,921
5.50%, 12/15/29 ................. 51 46,230
4.63%, 04/15/30 ................. 335 286,854
4.50%, 09/15/31 ................. 135 112,360
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
... 203 166,526
8,079,043
Gas Utilities — 0.2%
(c)
AmeriGas Partners LP, 9.38%, 06/01/28 ... 755 765,381
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28 ................ 629 634,504
Suburban Propane Partners LP, 5.00%,
06/01/31 ..................... 183 152,756
1,552,641
Ground Transportation — 1.1%
Albion Financing 1 SARL, 6.13%, 10/15/26
(c)
389 367,407
Hertz Corp. (The)
(c)
4.63%, 12/01/26 ................. 287 254,354
5.00%, 12/01/29 ................. 199 155,801
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
. 441 386,978
Uber Technologies, Inc.
7.50%, 05/15/25
(c)
................ 492 495,075
0.00%, 12/15/25
(j)(k)
............... 621 579,341
8.00%, 11/01/26
(c)
................ 500 505,877
7.50%, 09/15/27
(c)
................ 1,934 1,950,060
6.25%, 01/15/28
(c)
................ 914 893,769
4.50%, 08/15/29
(c)
................ 2,542 2,272,184

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Williams Scotsman International, Inc.
(c)
6.13%, 06/15/25 ................. USD 421 $ 416,790
4.63%, 08/15/28 ................. 255 228,225
XPO Escrow Sub LLC, 7.50%, 11/15/27
(c)
.. 176 177,943
8,683,804
Health Care Equipment & Supplies — 1.2%
Avantor Funding, Inc.
2.63%, 11/01/25
(d)
................ EUR 200 201,762
3.88%, 07/15/28
(d)
................ 100 96,897
4.63%, 07/15/28
(c)
................ USD 1,275 1,162,390
3.88%, 11/01/29
(c)
................ 431 368,363
Bausch & Lomb Escrow Corp., 8.38%,
10/01/28
(c)
.................... 2,951 2,959,765
Embecta Corp., 6.75%, 02/15/30
(c)
...... 90 73,575
Garden Spinco Corp., 8.63%, 07/20/30
(c)
... 414 432,156
Medline Borrower LP
(c)
3.88%, 04/01/29 ................. 1,034 874,167
5.25%, 10/01/29 ................. 3,749 3,240,246
Teleflex, Inc.
4.63%, 11/15/27 ................. 45 41,288
4.25%, 06/01/28
(c)
................ 222 198,590
9,649,199
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 ................. 189 175,763
5.00%, 04/15/29 ................. 144 129,469
AdaptHealth LLC
(c)
6.13%, 08/01/28 ................. 205 176,947
5.13%, 03/01/30 ................. 55 42,591
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
680 571,200
Community Health Systems, Inc.
(c)
5.63%, 03/15/27 ................. 1,026 880,015
6.00%, 01/15/29 ................. 796 642,835
5.25%, 05/15/30 ................. 2,393 1,819,102
4.75%, 02/15/31 ................. 1,320 934,190
Encompass Health Corp.
4.50%, 02/01/28 ................. 40 36,445
4.75%, 02/01/30 ................. 1,371 1,212,911
4.63%, 04/01/31 ................. 458 388,237
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 2,144 1,846,789
Legacy LifePoint Health LLC, 4.38%,
02/15/27
(c)
.................... 252 216,720
LifePoint Health, Inc.
9.88%, 08/15/30
(c)
................ 857 829,687
Class B, 11.00%, 10/15/30 .......... 942 942,000
ModivCare, Inc., 5.88%, 11/15/25
(c)
...... 1,015 964,818
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 332 297,488
3.88%, 05/15/32 ................. 258 206,912
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 533 460,379
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(c)
.................... 118 109,106
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(c)
............... 216 209,112
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 ................. 564 559,770
10.00%, 04/15/27 ................ 571 577,424
Tenet Healthcare Corp.
4.88%, 01/01/26 ................. 816 781,752
6.25%, 02/01/27 ................. 388 375,426
5.13%, 11/01/27 ................. 653 607,705
4.63%, 06/15/28 ................. 96 86,415
6.13%, 10/01/28 ................. 307 288,196
6.13%, 06/15/30 ................. 375 351,581
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.75%, 05/15/31
(c)
................ USD 3,175 $ 3,062,193
19,783,178
Health Care REITs — 0.3%
MPT Operating Partnership LP
2.55%, 12/05/23 ................. GBP 213 252,210
4.63%, 08/01/29 ................. USD 1,645 1,165,093
3.50%, 03/15/31 ................. 1,144 714,393
2,131,696
Health Care Technology — 0.1%
IQVIA, Inc.
1.75%, 03/15/26
(d)
................ EUR 190 186,848
5.00%, 10/15/26
(c)
................ USD 298 284,903
5.00%, 05/15/27
(c)
................ 426 401,538
6.50%, 05/15/30
(c)
................ 286 279,928
1,153,217
Hotel & Resort REITs — 0.3%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 598 544,180
4.50%, 02/15/29
(c)
................ 1,040 891,233
RLJ Lodging Trust LP
(c)
3.75%, 07/01/26 ................. 258 233,333
4.00%, 09/15/29 ................. 217 177,710
Service Properties Trust, 7.50%, 09/15/25 .. 394 387,079
2,233,535
Hotels, Restaurants & Leisure — 7.5%
1011778 BC ULC
(c)
3.88%, 01/15/28 ................. 384 344,464
4.38%, 01/15/28 ................. 414 373,158
4.00%, 10/15/30 ................. 116 96,393
Allwyn Entertainment Financing UK plc, 7.88%,
04/30/29
(c)
.................... 300 300,000
Aramark International Finance SARL, 3.13%,
04/01/25
(d)
.................... EUR 752 779,628
Boyd Gaming Corp.
4.75%, 12/01/27 ................. USD 360 331,411
4.75%, 06/15/31
(c)
................ 625 531,860
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 701 613,133
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 ................. 2,204 2,173,833
8.13%, 07/01/27 ................. 3,287 3,302,669
4.63%, 10/15/29 ................. 1,050 889,413
7.00%, 02/15/30 ................. 3,069 2,986,327
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
.................... 417 415,239
Carnival Corp.
(c)
7.63%, 03/01/26 ................. 494 480,555
5.75%, 03/01/27 ................. 2,332 2,110,983
9.88%, 08/01/27 ................. 544 567,895
4.00%, 08/01/28 ................. 1,503 1,303,216
6.00%, 05/01/29 ................. 1,509 1,287,151
7.00%, 08/15/29 ................. 404 398,355
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(c)
.................... 5,834 6,255,617
CCM Merger, Inc., 6.38%, 05/01/26
(c)
..... 151 144,427
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(c)
. 1,805 1,630,670
Cedar Fair LP
5.50%, 05/01/25
(c)
................ 899 880,288
6.50%, 10/01/28 ................. 87 82,249
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 ................. 761 725,378
4.75%, 01/15/28 ................. 875 789,286
6.75%, 05/01/31 ................. 1,237 1,168,965

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 ................. USD 103 $ 87,293
6.75%, 01/15/30 ................. 139 113,299
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(c)
................ 531 513,330
3.75%, 05/01/29
(c)
................ 305 263,767
4.88%, 01/15/30 ................. 446 405,894
4.00%, 05/01/31
(c)
................ 30 25,220
3.63%, 02/15/32
(c)
................ 123 99,162
IRB Holding Corp., 7.00%, 06/15/25
(c)
.... 232 232,060
Life Time, Inc.
(c)
5.75%, 01/15/26 ................. 741 718,017
8.00%, 04/15/26 ................. 922 905,865
Light & Wonder International, Inc.
(c)
7.00%, 05/15/28 ................. 256 251,625
7.25%, 11/15/29 ................. 193 189,140
7.50%, 09/01/31 ................. 470 464,525
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(c)
.................... 525 523,855
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
693 648,821
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
412 339,065
Melco Resorts Finance Ltd.
(c)
4.88%, 06/06/25 ................. 500 472,175
5.75%, 07/21/28 ................. 200 173,440
5.38%, 12/04/29 ................. 1,200 986,052
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
800 763,900
MGM China Holdings Ltd.
(c)
5.25%, 06/18/25 ................. 200 191,148
5.88%, 05/15/26 ................. 200 189,516
4.75%, 02/01/27 ................. 200 179,834
MGM Resorts International, 5.75%, 06/15/25 41 40,047
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 220 187,301
Motion Bondco DAC, 6.63%, 11/15/27
(c)
... 215 198,875
NCL Corp. Ltd.
(c)
5.88%, 03/15/26 ................. 970 895,546
8.38%, 02/01/28 ................. 279 283,008
7.75%, 02/15/29 ................. 94 87,244
NCL Finance Ltd., 6.13%, 03/15/28
(c)
..... 780 688,350
Ontario Gaming GTA LP, 8.00%, 08/01/30
(c)
. 391 391,000
Premier Entertainment Sub LLC
(c)
5.63%, 09/01/29 ................. 214 164,780
5.88%, 09/01/31 ................. 239 176,263
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
. 371 347,349
Royal Caribbean Cruises Ltd.
(c)
11.50%, 06/01/25 ................ 78 82,339
4.25%, 07/01/26 ................. 181 165,958
5.50%, 08/31/26 ................. 289 272,787
5.38%, 07/15/27 ................. 339 313,745
11.63%, 08/15/27 ................ 381 413,346
5.50%, 04/01/28 ................. 242 221,912
8.25%, 01/15/29 ................. 403 415,868
9.25%, 01/15/29 ................. 1,435 1,515,987
7.25%, 01/15/30 ................. 698 691,782
Scientific Games Holdings LP, 6.63%,
03/01/30
(c)
.................... 261 225,113
Six Flags Entertainment Corp., 7.25%,
05/15/31
(c)
.................... 1,655 1,553,846
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
412 410,956
Station Casinos LLC
(c)
4.50%, 02/15/28 ................. 392 341,953
4.63%, 12/01/31 ................. 440 351,949
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... 249 247,658
Viking Cruises Ltd.
(c)
5.88%, 09/15/27 ................. 612 558,573
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
7.00%, 02/15/29 ................. USD 123 $ 113,160
9.13%, 07/15/31 ................. 1,574 1,574,724
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
.................... 343 310,415
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 227 203,888
Wynn Las Vegas LLC, 5.25%, 05/15/27
(c)
.. 483 449,284
Wynn Macau Ltd., 5.63%, 08/26/28
(c)
..... 1,701 1,467,113
Wynn Resorts Finance LLC
(c)
5.13%, 10/01/29 ................. 2,045 1,787,589
7.13%, 02/15/31 ................. 1,205 1,143,815
57,993,089
Household Durables — 0.6%
Ashton Woods USA LLC
(c)
6.63%, 01/15/28 ................. 116 109,437
4.63%, 08/01/29 ................. 208 175,524
4.63%, 04/01/30 ................. 325 266,043
Brookfield Residential Properties, Inc.
(c)
5.00%, 06/15/29 ................. 418 344,043
4.88%, 02/15/30 ................. 307 249,677
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
615 592,614
Dream Finders Homes, Inc., 8.25%, 08/15/28
(c)
283 284,916
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
.................... 205 188,690
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(c)
.................... 73 74,409
KB Home, 7.25%, 07/15/30 ........... 145 142,435
Mattamy Group Corp.
(c)
5.25%, 12/15/27 ................. 246 224,507
4.63%, 03/01/30 ................. 262 222,983
Meritage Homes Corp., 5.13%, 06/06/27 ... 240 226,209
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
745 476,576
Taylor Morrison Communities, Inc.
(c)
5.88%, 06/15/27 ................. 182 173,024
5.13%, 08/01/30 ................. 49 42,814
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. 398 332,171
3.88%, 10/15/31 ................. 229 176,664
TRI Pointe Group, Inc., 5.88%, 06/15/24 ... 123 122,127
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 385 360,270
5.70%, 06/15/28 ................. 91 83,501
4,868,634
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 02/01/28 ................. 105 97,923
4.13%, 10/15/30 ................. 325 270,957
4.13%, 04/30/31
(c)
................ 345 281,276
Spectrum Brands, Inc., 5.00%, 10/01/29
(c)
.. 264 239,211
889,367
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.
(c)
5.25%, 06/01/26 ................. 44 42,719
5.13%, 03/15/28 ................. 817 727,488
4.63%, 02/01/29 ................. 184 154,074
5.00%, 02/01/31 ................. 86 69,538
Clearway Energy Operating LLC
(c)
4.75%, 03/15/28 ................. 382 341,646
3.75%, 01/15/32 ................. 693 538,724
Talen Energy Supply LLC, 8.63%, 06/01/30
(c)
287 294,204
TransAlta Corp., 7.75%, 11/15/29 ....... 228 230,850
2,399,243

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.9%
Emerald Debt Merger Sub LLC
(c)
6.38%, 12/15/30 ................. EUR 370 $ 389,751
6.63%, 12/15/30 ................. USD 6,441 6,200,587
6,590,338
Insurance — 3.4%
(c)
Acrisure LLC, 6.00%, 08/01/29 ......... 262 220,170
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. 2,930 2,623,346
6.75%, 10/15/27 ................. 5,341 4,967,192
6.75%, 04/15/28 ................. 1,557 1,502,590
5.88%, 11/01/29 ................. 2,358 2,042,072
AmWINS Group, Inc., 4.88%, 06/30/29 .... 585 512,594
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 468 460,024
HUB International Ltd.
7.00%, 05/01/26 ................. 1,570 1,566,549
7.25%, 06/15/30 ................. 4,010 4,002,662
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30 ................. 1,742 1,754,788
10.50%, 12/15/30 ................ 546 555,519
NFP Corp.
4.88%, 08/15/28 ................. 1,480 1,302,926
6.88%, 08/15/28 ................. 4,563 3,909,023
7.50%, 10/01/30 ................. 227 217,994
8.50%, 10/01/31 ................. 458 458,695
Ryan Specialty LLC, 4.38%, 02/01/30 .... 376 327,430
26,423,574
IT Services — 1.5%
Acuris Finance US, Inc., 5.00%, 05/01/28
(c)
. 1,010 830,725
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 296 250,025
Arches Buyer, Inc., 4.25%, 06/01/28
(c)
.... 188 160,287
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(c)
1,131 997,542
CA Magnum Holdings, 5.38%, 10/31/26
(c)
.. 1,259 1,110,866
Cablevision Lightpath LLC
(c)
3.88%, 09/15/27 ................. 276 230,460
5.63%, 09/15/28 ................. 855 656,156
Central Parent LLC, 8.00%, 06/15/29
(c)
.... 1,104 1,099,915
Gartner, Inc., 4.50%, 07/01/28
(c)
........ 219 199,797
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31
(c)
3,104 3,108,346
ION Trading Technologies SARL, 5.75%,
05/15/28
(c)
.................... 585 510,073
Northwest Fiber LLC, 4.75%, 04/30/27
(c)
... 1,258 1,119,620
Presidio Holdings, Inc., 4.88%, 02/01/27
(c)
.. 99 91,522
Tempo Acquisition LLC, 5.75%, 06/01/25
(c)
. 144 140,584
Twilio, Inc.
3.63%, 03/15/29 ................. 334 279,606
3.88%, 03/15/31 ................. 1,319 1,072,456
11,857,980
Leisure Products — 0.1%
Acushnet Co., 7.38%, 10/15/28
(c)
....... 209 210,568
Mattel, Inc.
6.20%, 10/01/40 ................. 464 413,271
5.45%, 11/01/41 ................. 476 392,617
1,016,456
Life Sciences Tools & Services — 0.5%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 411 368,575
4.00%, 03/15/31 ................. 81 68,546
Fortrea Holdings, Inc., 7.50%, 07/01/30 ... 456 443,695
PRA Health Sciences, Inc., 2.88%, 07/15/26 817 737,154
Star Parent, Inc., 9.00%, 10/01/30 ....... 2,152 2,174,602
3,792,572
Security
Par (000)
Par (000) Value
Machinery — 1.8%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
. USD 230 $ 216,778
ATS Corp., 4.13%, 12/15/28
(c)
......... 188 166,145
Chart Industries, Inc.
(c)
7.50%, 01/01/30 ................. 1,987 1,997,889
9.50%, 01/01/31 ................. 196 208,310
EnPro Industries, Inc., 5.75%, 10/15/26 ... 568 544,567
GrafTech Finance, Inc., 4.63%, 12/15/28
(c)
.. 79 61,090
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(c)
.................... 818 775,055
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c)(h)
........ 478 473,230
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
145 126,281
OT Merger Corp., 7.88%, 10/15/29
(c)
..... 258 157,876
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
.................... 272 233,964
Terex Corp., 5.00%, 05/15/29
(c)
........ 823 737,017
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
... 1,681 1,647,380
Titan International, Inc., 7.00%, 04/30/28 .. 115 107,480
TK Elevator Holdco GmbH
6.63%, 07/15/28
(d)
................ EUR 360 331,607
7.63%, 07/15/28
(c)
................ USD 1,797 1,635,679
TK Elevator Midco GmbH, 4.38%, 07/15/27
(d)
EUR 472 451,465
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
USD 4,053 3,714,689
Wabash National Corp., 4.50%, 10/15/28
(c)
. 442 372,324
13,958,826
Media — 4.7%
Altice Financing SA, 5.75%, 08/15/29
(c)
.... 2,602 2,132,427
AMC Networks, Inc., 4.75%, 08/01/25 .... 61 56,277
Banijay Entertainment SASU, 8.13%,
05/01/29
(c)
.................... 222 220,337
Cable One, Inc.
0.00%, 03/15/26
(j)(k)
............... 185 151,330
1.13%, 03/15/28
(j)
................ 419 311,736
4.00%, 11/15/30
(c)
................ 463 352,713
Clear Channel International BV, 6.63%,
08/01/25
(c)
.................... 1,420 1,403,808
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ................. 2,091 1,856,792
7.75%, 04/15/28 ................. 650 518,968
9.00%, 09/15/28 ................. 2,047 2,027,226
7.50%, 06/01/29 ................. 1,390 1,062,841
CMG Media Corp., 8.88%, 12/15/27
(c)
.... 655 512,682
CSC Holdings LLC
(c)
5.50%, 04/15/27 ................. 900 771,368
11.25%, 05/15/28 ................ 4,844 4,825,044
6.50%, 02/01/29 ................. 200 165,687
4.13%, 12/01/30 ................. 666 471,338
4.50%, 11/15/31 ................. 796 563,392
DirecTV Financing LLC, 5.88%, 08/15/27
(c)
. 596 526,971
DISH DBS Corp.
5.25%, 12/01/26
(c)
................ 1,353 1,149,848
5.75%, 12/01/28
(c)
................ 375 288,281
5.13%, 06/01/29 ................. 762 422,438
DISH Network Corp., 11.75%, 11/15/27
(c)
.. 2,519 2,537,807
GCI LLC, 4.75%, 10/15/28
(c)
.......... 217 187,163
Gray Television, Inc.
(c)
5.88%, 07/15/26 ................. 389 349,508
7.00%, 05/15/27 ................. 324 278,640
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 232 208,611
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(c)
.................... 1,006 924,011
Midcontinent Communications, 5.38%,
08/15/27
(c)
.................... 307 283,975
Nexstar Media, Inc., 5.63%, 07/15/27
(c)
.... 125 111,239

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ................. USD 1,411 $ 1,243,206
4.25%, 01/15/29 ................. 903 716,549
4.63%, 03/15/30 ................. 395 310,513
Radiate Holdco LLC
(c)
4.50%, 09/15/26 ................. 380 288,673
6.50%, 09/15/28 ................. 2,032 1,066,800
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... 867 537,601
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 270 240,638
5.00%, 08/01/27 ................. 1,946 1,777,476
Stagwell Global LLC, 5.63%, 08/15/29
(c)
... 209 168,767
TEGNA, Inc., 4.75%, 03/15/26
(c)
........ 93 88,117
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
............... 400 360,000
Univision Communications, Inc.
(c)
5.13%, 02/15/25 ................. 106 103,315
6.63%, 06/01/27 ................. 315 293,368
8.00%, 08/15/28 ................. 834 808,563
7.38%, 06/30/30 ................. 386 352,764
UPC Broadband Finco BV, 4.88%, 07/15/31
(c)
482 391,133
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
............... 893 770,588
Warnermedia Holdings, Inc.
5.14%, 03/15/52 ................. 1,387 1,030,597
5.39%, 03/15/62 ................. 755 557,631
Ziggo Bond Co. BV
(c)
6.00%, 01/15/27 ................. 296 270,985
5.13%, 02/28/30 ................. 275 205,154
Ziggo BV, 4.88%, 01/15/30
(c)
.......... 565 460,280
36,715,176
Metals & Mining — 2.6%
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(c)
. 337 335,322
ATI, Inc.
5.88%, 12/01/27 ................. 352 333,520
4.88%, 10/01/29 ................. 225 197,940
7.25%, 08/15/30 ................. 1,286 1,276,355
5.13%, 10/01/31 ................. 1,378 1,192,462
Big River Steel LLC, 6.63%, 01/31/29
(c)
... 3,920 3,873,117
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 174 167,817
7.63%, 03/15/30 ................. 495 495,619
Constellium SE
4.25%, 02/15/26
(d)
................ EUR 223 229,908
5.63%, 06/15/28
(c)
................ USD 662 622,824
3.75%, 04/15/29
(c)
................ 2,639 2,211,262
ERO Copper Corp., 6.50%, 02/15/30
(c)
.... 439 378,918
First Quantum Minerals Ltd., 8.63%, 06/01/31
(c)
771 767,145
Kaiser Aluminum Corp.
(c)
4.63%, 03/01/28 ................. 704 614,726
4.50%, 06/01/31 ................. 1,674 1,326,023
Mineral Resources Ltd., 9.25%, 10/01/28
(c)
. 70 70,700
New Gold, Inc., 7.50%, 07/15/27
(c)
...... 1,093 1,020,298
Novelis Corp.
(c)
3.25%, 11/15/26 ................. 1,471 1,313,745
4.75%, 01/30/30 ................. 2,294 1,985,342
3.88%, 08/15/31 ................. 1,310 1,046,145
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(d)
EUR 500 455,818
Vedanta Resources Finance II plc, 8.95%,
03/11/25
(c)
.................... USD 220 161,652
20,076,658
Security
Par (000)
Par (000) Value
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
(c)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. USD 92 $ 88,578
4.25%, 02/01/27 ................. 369 322,738
4.75%, 06/15/29 ................. 139 112,285
Starwood Property Trust, Inc.
5.50%, 11/01/23 ................. 50 49,898
4.38%, 01/15/27 ................. 84 73,269
646,768
Oil, Gas & Consumable Fuels — 8.2%
Aethon United BR LP, 8.25%, 02/15/26
(c)
... 1,171 1,161,761
Antero Midstream Partners LP
(c)
5.75%, 03/01/27 ................. 309 294,926
5.38%, 06/15/29 ................. 422 386,378
Antero Resources Corp., 7.63%, 02/01/29
(c)
. 127 128,709
Apache Corp., 5.35%, 07/01/49 ........ 218 167,015
Ascent Resources Utica Holdings LLC
(c)
9.00%, 11/01/27 ................. 1,339 1,687,140
8.25%, 12/31/28 ................. 2,000 1,979,187
Baytex Energy Corp., 8.50%, 04/30/30
(c)
... 297 300,513
Buckeye Partners LP
4.13%, 03/01/25
(c)
................ 28 26,598
5.85%, 11/15/43 ................. 237 173,009
5.60%, 10/15/44 ................. 158 112,421
Callon Petroleum Co.
6.38%, 07/01/26 ................. 342 335,643
8.00%, 08/01/28
(c)
................ 1,643 1,645,346
7.50%, 06/15/30
(c)
................ 1,890 1,832,500
Chesapeake Energy Corp.
(c)
5.88%, 02/01/29 ................. 32 30,110
6.75%, 04/15/29 ................. 797 779,947
CITGO Petroleum Corp.
(c)
7.00%, 06/15/25 ................. 453 446,263
6.38%, 06/15/26 ................. 856 845,314
8.38%, 01/15/29 ................. 1,234 1,232,396
Civitas Resources, Inc.
(c)
8.38%, 07/01/28 ................. 2,360 2,401,300
8.75%, 07/01/31 ................. 1,528 1,560,805
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
232 193,114
CNX Resources Corp., 7.38%, 01/15/31
(c)
.. 205 200,972
Comstock Resources, Inc.
(c)
6.75%, 03/01/29 ................. 1,012 930,931
5.88%, 01/15/30 ................. 974 843,124
CQP Holdco LP, 5.50%, 06/15/31
(c)
...... 3,026 2,682,089
Crescent Energy Finance LLC
(c)
7.25%, 05/01/26 ................. 1,875 1,837,500
9.25%, 02/15/28 ................. 1,035 1,056,683
Crestwood Midstream Partners LP
(c)
5.63%, 05/01/27 ................. 122 116,929
6.00%, 02/01/29 ................. 669 645,786
8.00%, 04/01/29 ................. 97 99,497
7.38%, 02/01/31 ................. 201 204,708
CrownRock LP
(c)
5.63%, 10/15/25 ................. 1,419 1,396,225
5.00%, 05/01/29 ................. 548 513,454
Diamond Foreign Asset Co., 8.50%, 10/01/30
(c)
536 536,075
DT Midstream, Inc.
(c)
4.13%, 06/15/29 ................. 666 576,118
4.38%, 06/15/31 ................. 1,509 1,268,939
Earthstone Energy Holdings LLC
(c)
8.00%, 04/15/27 ................. 604 618,206
9.88%, 07/15/31 ................. 740 804,729
Enbridge, Inc., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.43%),
8.50%, 01/15/84
(g)
............... 476 472,083

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream LLC
5.63%, 01/15/28
(c)
................ USD 616 $ 582,419
5.38%, 06/01/29 ................. 487 450,476
6.50%, 09/01/30
(c)
................ 455 441,364
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 11 10,500
4.85%, 07/15/26 ................. 15 14,122
5.60%, 04/01/44 ................. 341 283,030
EnQuest plc, 11.63%, 11/01/27
(c)
....... 200 188,494
EQM Midstream Partners LP
6.00%, 07/01/25
(c)
................ 224 220,522
4.13%, 12/01/26 ................. 53 49,059
6.50%, 07/01/27
(c)
................ 788 769,464
4.50%, 01/15/29
(c)
................ 40 35,598
7.50%, 06/01/30
(c)
................ 181 181,769
4.75%, 01/15/31
(c)
................ 605 520,747
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(c)
.................... 244 242,780
Genesis Energy LP
6.50%, 10/01/25 ................. 200 196,563
7.75%, 02/01/28 ................. 266 252,159
8.88%, 04/15/30 ................. 322 314,397
Gulfport Energy Corp., 8.00%, 05/17/26
(c)
.. 84 84,105
Harbour Energy plc, 5.50%, 10/15/26
(c)
.... 200 186,500
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
. 98 94,730
Hess Midstream Operations LP, 4.25%,
02/15/30
(c)
.................... 491 414,030
Hilcorp Energy I LP
(c)
6.25%, 11/01/28 ................. 309 289,754
5.75%, 02/01/29 ................. 560 505,677
6.00%, 04/15/30 ................. 49 44,181
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 719 609,441
Kinetik Holdings LP, 5.88%, 06/15/30
(c)
.... 699 655,312
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(c)
.................... 67 64,663
Matador Resources Co.
5.88%, 09/15/26 ................. 569 549,157
6.88%, 04/15/28
(c)
................ 630 618,561
Murphy Oil Corp.
5.75%, 08/15/25 ................. 15 14,981
5.88%, 12/01/27 ................. 124 120,330
5.87%, 12/01/42
(g)(i)
............... 46 37,190
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 ................. 1,764 1,683,925
6.50%, 09/30/26 ................. 841 774,336
NGL Energy Operating LLC, 7.50%, 02/01/26
(c)
609 602,324
Northern Oil & Gas, Inc.
(c)
8.13%, 03/01/28 ................. 2,676 2,672,789
8.75%, 06/15/31 ................. 754 759,655
NuStar Logistics LP
5.75%, 10/01/25 ................. 232 225,620
6.00%, 06/01/26 ................. 311 301,738
6.38%, 10/01/30 ................. 35 33,154
Occidental Petroleum Corp., 6.20%, 03/15/40 610 581,455
PBF Holding Co. LLC, 7.88%, 09/15/30
(c)
.. 330 328,672
PDC Energy, Inc., 5.75%, 05/15/26 ...... 67 66,769
Permian Resources Operating LLC
(c)
5.38%, 01/15/26 ................. 463 443,272
7.75%, 02/15/26 ................. 925 930,988
6.88%, 04/01/27 ................. 322 317,403
5.88%, 07/01/29 ................. 831 781,709
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
. 406 365,386
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(c)
.................... 109 97,086
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(c)
............... USD 823 $ 825,057
SM Energy Co.
5.63%, 06/01/25 ................. 351 343,524
6.75%, 09/15/26 ................. 426 418,170
6.63%, 01/15/27 ................. 146 143,080
6.50%, 07/15/28 ................. 229 219,840
Southwestern Energy Co.
5.38%, 02/01/29 ................. 485 446,679
4.75%, 02/01/32 ................. 8 6,866
Sunoco LP
6.00%, 04/15/27 ................. 42 40,708
5.88%, 03/15/28 ................. 185 177,473
7.00%, 09/15/28
(c)
................ 466 459,823
Tallgrass Energy Partners LP
(c)
7.50%, 10/01/25 ................. 28 27,924
6.00%, 03/01/27 ................. 96 90,226
5.50%, 01/15/28 ................. 134 121,940
6.00%, 12/31/30 ................. 66 58,259
6.00%, 09/01/31 ................. 288 251,043
TerraForm Power Operating LLC
(c)
5.00%, 01/31/28 ................. 14 12,705
4.75%, 01/15/30 ................. 254 217,018
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 ................. 1,304 1,097,288
4.13%, 08/15/31 ................. 1,145 939,611
3.88%, 11/01/33 ................. 2,349 1,823,822
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)
.. 345 326,438
Vital Energy, Inc.
10.13%, 01/15/28 ................ 548 558,552
9.75%, 10/15/30 ................. 548 560,211
Western Midstream Operating LP
5.45%, 04/01/44 ................. 367 295,841
5.30%, 03/01/48 ................. 609 475,350
5.50%, 08/15/48 ................. 184 146,302
5.25%, 02/01/50
(g)(i)
............... 882 687,108
63,303,657
Passenger Airlines — 0.9%
Air Canada, 3.88%, 08/15/26
(c)
......... 569 516,401
Allegiant Travel Co., 7.25%, 08/15/27
(c)
.... 155 145,894
American Airlines, Inc.
(c)
11.75%, 07/15/25 ................ 104 111,799
5.50%, 04/20/26 ................. 369 360,646
7.25%, 02/15/28 ................. 127 121,425
5.75%, 04/20/29 ................. 1,923 1,788,684
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(c)
............... 65 58,491
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(c)
970 961,485
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(c)
................ 207 206,497
United Airlines Pass-Through Trust, Series
2020-1, Class B, 4.88%, 01/15/26 ..... 65 62,586
United Airlines, Inc.
(c)
4.38%, 04/15/26 ................. 1,263 1,168,011
4.63%, 04/15/29 ................. 1,516 1,303,048
VistaJet Malta Finance plc
(c)
7.88%, 05/01/27 ................. 273 235,121
6.38%, 02/01/30 ................. 381 294,267
7,334,355
Personal Care Products — 0.1%
(c)
Coty, Inc.
4.75%, 01/15/29 ................. 36 32,464
6.63%, 07/15/30 ................. 627 612,165

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Personal Care Products (continued)
Prestige Brands, Inc., 3.75%, 04/01/31 .... USD 177 $ 142,485
787,114
Pharmaceuticals — 0.8%
Catalent Pharma Solutions, Inc.
(c)
5.00%, 07/15/27 ................. 187 171,557
3.13%, 02/15/29 ................. 539 442,085
3.50%, 04/01/30 ................. 788 648,776
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(c)
.................... 280 254,052
Jazz Securities DAC, 4.38%, 01/15/29
(c)
... 200 174,377
Organon & Co.
(c)
4.13%, 04/30/28 ................. 1,014 881,074
5.13%, 04/30/31 ................. 800 641,082
Teva Pharmaceutical Finance Netherlands III
BV
7.13%, 01/31/25 ................. 287 287,439
3.15%, 10/01/26 ................. 1,160 1,031,454
4.75%, 05/09/27 ................. 400 366,204
7.88%, 09/15/29 ................. 1,026 1,038,661
8.13%, 09/15/31 ................. 525 539,385
6,476,146
Professional Services — 0.6%
(c)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 153 129,830
CoreLogic, Inc., 4.50%, 05/01/28 ....... 3,121 2,368,152
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 1,823 1,571,677
KBR, Inc., 4.75%, 09/30/28 ........... 378 332,640
Science Applications International Corp.,
4.88%, 04/01/28 ................ 314 284,971
4,687,270
Real Estate Management & Development — 0.3%
Anywhere Real Estate Group LLC
Series AI, 7.00%, 04/15/30 .......... 570 514,786
7.00%, 04/15/30
(c)
................ 678 611,715
Cushman & Wakefield US Borrower LLC
(c)
6.75%, 05/15/28 ................. 669 617,219
8.88%, 09/01/31 ................. 365 353,138
Greystar Real Estate Partners LLC, 7.75%,
09/01/30
(c)
.................... 51 50,382
Howard Hughes Corp. (The)
(c)
4.13%, 02/01/29 ................. 469 375,200
4.38%, 02/01/31 ................. 192 147,317
2,669,757
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... 358 298,343
Semiconductors & Semiconductor Equipment — 0.7%
(c)
Entegris Escrow Corp., 4.75%, 04/15/29 ... 4,493 4,039,244
Entegris, Inc., 4.38%, 04/15/28 ........ 244 217,178
NCR Atleos Escrow Corp., 9.50%, 04/01/29 . 549 530,993
Synaptics, Inc., 4.00%, 06/15/29 ........ 335 276,375
5,063,790
Software — 4.8%
Alteryx, Inc., 8.75%, 03/15/28
(c)
........ 506 503,741
AthenaHealth Group, Inc., 6.50%, 02/15/30
(c)
5,489 4,591,588
Boxer Parent Co., Inc.
(c)
7.13%, 10/02/25 ................. 864 859,681
9.13%, 03/01/26 ................. 2,014 2,008,361
Camelot Finance SA, 4.50%, 11/01/26
(c)
... 672 620,383
Capstone Borrower, Inc., 8.00%, 06/15/30
(c)
. 726 708,758
Central Parent, Inc., 7.25%, 06/15/29
(c)
.... 1,363 1,321,445
Clarivate Science Holdings Corp.
(c)
3.88%, 07/01/28 ................. 2,766 2,394,527
4.88%, 07/01/29 ................. 2,029 1,729,413
Security
Par (000)
Par (000) Value
Software (continued)
Cloud Software Group, Inc.
(c)
6.50%, 03/31/29 ................. USD 8,683 $ 7,678,643
9.00%, 09/30/29 ................. 3,501 3,042,372
Consensus Cloud Solutions, Inc.
(c)
6.00%, 10/15/26 ................. 159 146,351
6.50%, 10/15/28 ................. 146 124,427
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 84 70,751
Elastic NV, 4.13%, 07/15/29
(c)
......... 794 676,215
Fair Isaac Corp., 4.00%, 06/15/28
(c)
...... 552 493,531
Helios Software Holdings, Inc., 4.63%,
05/01/28
(c)
.................... 200 172,196
McAfee Corp., 7.38%, 02/15/30
(c)
....... 1,938 1,622,480
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
.... 946 840,180
NCR Corp.
(c)
5.75%, 09/01/27 ................. 250 251,861
5.00%, 10/01/28 ................. 172 153,957
6.13%, 09/01/29 ................. 39 39,995
Open Text Corp., 6.90%, 12/01/27
(c)
...... 1,935 1,939,404
PTC, Inc.
(c)
3.63%, 02/15/25 ................. 16 15,377
4.00%, 02/15/28 ................. 61 54,671
Sabre GLBL, Inc., 8.63%, 06/01/27
(c)
..... 863 731,657
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
2,037 1,922,195
Veritas US, Inc., 7.50%, 09/01/25
(c)
...... 448 374,311
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
2,119 1,766,070
36,854,541
Specialized REITs — 0.5%
Iron Mountain, Inc.
(c)
7.00%, 02/15/29 ................. 1,361 1,331,103
5.63%, 07/15/32 ................. 143 123,452
SBA Communications Corp.
3.88%, 02/15/27 ................. 1,352 1,238,805
3.13%, 02/01/29 ................. 1,344 1,120,993
3,814,353
Specialty Retail — 2.0%
Arko Corp., 5.13%, 11/15/29
(c)
......... 406 327,455
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 328 293,630
4.75%, 03/01/30 ................. 186 158,959
5.00%, 02/15/32
(c)
................ 297 246,076
eG Global Finance plc
(c)
6.75%, 02/07/25 ................. 622 611,115
8.50%, 10/30/25 ................. 399 392,686
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
.. 747 643,488
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
220 187,878
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(c)
.................... 571 485,467
Lithia Motors, Inc., 3.88%, 06/01/29
(c)
..... 267 225,028
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 440 396,713
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 286 270,638
PetSmart, Inc.
(c)
4.75%, 02/15/28 ................. 390 341,421
7.75%, 02/15/29 ................. 1,873 1,745,427
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... 186 173,937
SRS Distribution, Inc.
(c)
4.63%, 07/01/28 ................. 2,204 1,904,044
6.13%, 07/01/29 ................. 1,519 1,293,662
6.00%, 12/01/29 ................. 1,670 1,402,800
Staples, Inc., 7.50%, 04/15/26
(c)
........ 243 199,829
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
.. 3,993 3,529,056

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c)(h)
........... USD 462 $ 445,751
15,275,060
Technology Hardware, Storage & Peripherals — 0.3%
Seagate HDD Cayman
(c)
8.25%, 12/15/29 ................. 830 852,408
8.50%, 07/15/31 ................. 1,053 1,080,151
1,932,559
Textiles, Apparel & Luxury Goods — 0.2%
(c)
Crocs, Inc., 4.13%, 08/15/31 .......... 534 413,153
Hanesbrands, Inc.
4.88%, 05/15/26 ................. 383 351,119
9.00%, 02/15/31 ................. 255 243,052
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 224 185,095
Levi Strauss & Co., 3.50%, 03/01/31 ..... 580 458,672
1,651,091
Trading Companies & Distributors — 1.6%
(c)
Aircastle Ltd., 6.50%, 07/18/28 ......... 326 319,701
Beacon Roofing Supply, Inc.
4.13%, 05/15/29 ................. 251 214,605
6.50%, 08/01/30 ................. 621 601,817
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/25 ................. 1,626 1,598,105
9.75%, 08/01/27 ................. 934 966,074
5.50%, 05/01/28 ................. 1,457 1,320,896
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... 153 127,334
H&E Equipment Services, Inc., 3.88%,
12/15/28 ..................... 75 64,042
Herc Holdings, Inc., 5.50%, 07/15/27 ..... 1,234 1,166,938
Imola Merger Corp., 4.75%, 05/15/29 ..... 866 758,963
United Rentals North America, Inc., 6.00%,
12/15/29 ..................... 4,390 4,274,328
WESCO Distribution, Inc.
7.13%, 06/15/25 ................. 205 205,484
7.25%, 06/15/28 ................. 874 878,241
12,496,528
Wireless Telecommunication Services — 0.7%
(c)
Connect Finco SARL, 6.75%, 10/01/26 .... 4,213 3,929,455
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31 ............... 244 243,827
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(g)(h)
........ 563 202,556
Vmed O2 UK Financing I plc
4.25%, 01/31/31 ................. 413 328,874
4.75%, 07/15/31 ................. 617 498,458
5,203,170
Total Corporate Bonds — 88.8%
(Cost: $734,532,158) ............................. 689,195,490
Floating Rate Loan Interests
Aerospace & Defense — 0.4%
(g)
Bleriot U.S. Bidco, Inc., Term Loan, (3-mo. CME
Term SOFR + 4.00%), 9.65%
,
 10/30/28 .. 146 145,630
Dynasty Acquisition Co., Inc., Term Loan
B1, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 08/24/28 ................. 491 489,493
Dynasty Acquisition Co., Inc., Term Loan
B2, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 08/24/28 ................. 210 209,783
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.75%), 9.17%
,
 02/01/28 ....... USD 1,052 $ 1,048,803
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 7.75%), 13.23%
,
 02/01/29 ...... 1,189 1,161,215
3,054,924
Air Freight & Logistics — 0.1%
Forward Air Corp., Term Loan B, 09/20/30
(g)(l)
495 482,214
Automobile Components — 0.0%
Tenneco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 5.00%), 0.00% - 10.49%
,
 11/17/28
(g)
439 371,723
Beverages — 0.0%
(g)
Naked Juice LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.74%
,
 01/24/29 ....... 60 56,713
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.01% Floor and 0.01%
Cap + 6.00%), 11.49%
,
 01/24/30 ...... 69 55,696
112,409
Broadline Retail — 0.0%
Pug LLC, Term Loan B, (1-mo. CME Term
SOFR + 3.50%), 8.93%
,
 02/12/27
(g)
.... 284 267,407
Capital Markets — 0.1%
(g)
Ascensus Group Holdings, Inc., 2nd Lien
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 6.50%),
12.18%
,
 08/02/29 ................ 378 357,362
Osaic Holdings, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 4.50%),
9.82%
,
 08/17/28 ................. 130 130,023
487,385
Chemicals — 0.4%
(g)
ARC Falcon I, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.75%), 9.17%
,
 09/30/28 .......... 414 408,290
Aruba Investments Holdings, LLC, 2nd Lien
Term Loan, (1-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 7.75%),
13.17%
,
 11/24/28 ................ 190 176,979
Ascend Performance Materials Operations
LLC, Term Loan, (3-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap + 4.75%),
10.32%
,
 08/27/26 ................ 13 12,697
Discovery Purchaser Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 4.38%),
9.77%
,
 10/04/29 ................. 1,100 1,057,990
Herens Holdco SARL, Facility Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.93%), 9.42%
,
 07/03/28 .. 331 292,072
Momentive Performance Materials, Inc., Term
Loan, (1-mo. CME Term SOFR + 4.50%),
9.82%
,
 03/29/28 ................. 454 440,623
Nouryon Finance B.V., Term Loan, (1-mo. CME
Term SOFR + 4.00%), 9.43%
,
 04/03/28 .. 546 537,901

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Olympus Water US Holding Corp., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.00%), 10.39%
,
 11/09/28 . USD 60 $ 60,147
2,986,699
Commercial Services & Supplies — 0.1%
(g)
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (1-mo. CME Term
SOFR + 4.00%), 9.43%
,
 01/29/27 ..... 110 109,238
KDC/ONE Development Corp., Inc., Term
Loan, (1-mo. CME Term SOFR + 5.00%),
10.32%
,
 08/15/28 ................ 468 450,684
PECF USS Intermediate Holding III Corp.,
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 4.25%),
9.88%
,
 12/15/28 ................. 553 441,666
TruGreen Ltd. Partnership, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 8.50%), 14.13%
,
 11/02/28
(m)
275 189,750
1,191,338
Communications Equipment — 0.1%
ViaSat, Inc., Term Loan, 05/30/30
(g)(l)
...... 585 541,494
Construction & Engineering — 0.3%
Brand Industrial Services, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.50%), 10.87%
,
 08/01/30
(g)
2,838 2,760,835
Containers & Packaging — 0.1%
(g)
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 08/14/26 ................. 163 163,088
Trident TPI Holdings, Inc., Term Loan B5,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.89%
,
 09/15/28 .. 542 539,915
703,003
Diversified Consumer Services — 0.1%
(g)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.92%
,
 12/11/28 .. 349 332,166
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.75%), 11.17%
,
 12/10/29 . 284 241,281
573,447
Diversified Telecommunication Services — 0.2%
(g)
Radiate Holdco LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 3.25%), 8.68%
,
 09/25/26 .......... 356 290,324
Zayo Group Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.43%
,
 03/09/27 ................. 1,293 1,052,557
1,342,881
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.43%
,
 06/28/24
(g)(m)
............... 25 17,172
Security
Par (000)
Par (000) Value
Financial Services — 0.4%
(g)
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.81%
,
 08/15/28 . USD 236 $ 212,697
Deerfield Dakota Holding LLC, 1st Lien
Term Loan, (3-mo. CME Term SOFR at
1.00% Floor and 1.00% Cap + 3.75%),
9.14%
,
 04/09/27 ................. 424 413,135
Deerfield Dakota Holding LLC, 2nd Lien
Term Loan, (3-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 6.75%),
12.40%
,
 04/07/28 ................ 426 400,440
GIP Pilot Acquisition Partners LP, Term Loan,
09/18/30
(l)(m)
.................... 295 293,894
GTCR W Merger Sub LLC, Term Loan B,
09/20/30
(l)
...................... 1,025 1,024,252
White Cap Supply Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.07%
,
 10/19/27 .. 869 866,239
3,210,657
Food Products — 0.0%
Chobani LLC, Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor and 1.00% Cap +
3.50%), 8.93%
,
 10/25/27
(g)
.......... 102 101,438
Health Care Equipment & Supplies — 0.2%
(g)
Bausch + Lomb Corp., Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.76%, 05/10/27 558 541,665
(1-mo. CME Term SOFR + 4.00%),
9.32%, 09/14/28
(m)
.............. 494 487,207
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.67%
,
 11/03/28 ....... 398 391,119
1,419,991
Health Care Providers & Services — 0.1%
(g)
LifePoint Health, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR + 3.75%),
9.38%
,
 11/16/25 ................. 457 455,665
Quorum Health Corp., Term Loan, (3-mo. CME
Term SOFR at 1.00% Floor and 1.00% Cap
+ 8.25%), 13.63%
,
 04/29/25 ......... 459 307,728
Surgery Center Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.19%
,
 08/31/26 .. 243 242,647
1,006,040
Health Care Technology — 0.9%
(g)
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.57%
,
 02/15/29 ....... 4,192 4,106,516
Polaris Newco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.00%), 9.43%
,
 06/02/28 ....... 588 562,609
Verscend Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 4.00%),
9.43%
,
 08/27/25 ................. 2,398 2,395,091
7,064,216

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.1%
(g)
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.00%), 9.32%
,
 01/27/29 .. USD 569 $ 562,799
Ontario Gaming GTA LP, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.25%), 9.64%
,
 08/01/30 .. 289 289,000
851,799
Household Durables — 0.2%
(g)
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.89%
,
 02/26/29 .. 471 457,966
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.00%), 9.43%
,
 10/06/28 .. 939 796,332
1,254,298
Insurance — 0.1%
(g)
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan, (3-mo. CME Term
SOFR + 4.25%), 9.62%
,
 03/15/30 ..... 314 314,590
Ryan Specialty Group LLC, Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.42%
,
 09/01/27 ................. 307 307,161
621,751
Interactive Media & Services — 0.0%
Acuris Finance US, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.00%), 9.54%
,
 02/16/28
(g)
...... 194 190,644
IT Services — 0.1%
(g)
Epicor Software Corp., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 7.75%), 13.17%
,
 07/31/28 . 156 156,170
Epicor Software Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.25%), 8.68%
,
 07/30/27 ....... 210 209,996
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 4.00%), 9.49%
,
 10/01/27 515 501,307
867,473
Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (6-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 7.00%), 12.26%
,
 05/25/27
(g)
..... 218 218,019
Life Sciences Tools & Services — 0.2%
Star Parent, Inc., Term Loan, 09/19/30
(g)(l)
... 1,387 1,354,447
Machinery — 0.5%
(g)
Husky Injection Molding Systems Ltd., Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.73%
,
 03/28/25 ................. 1,957 1,939,317
Indicor LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 4.50%), 9.89%
,
 11/22/29 .......... 577 577,671
Madison IAQ LLC, Term Loan, (1-mo. LIBOR
USD at 0.50% Floor and 0.50% Cap +
3.25%), 8.69%
,
 06/21/28 ........... 585 574,993
SPX Flow, Inc., Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
4.50%), 9.92%
,
 04/05/29 ........... 847 843,905
3,935,886
Security
Par (000)
Par (000) Value
Media — 0.6%
(g)
AVSC Holding Corp., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 7.25%), 12.68%
,
 09/01/25 . USD 252 $ 222,846
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (3-mo. CME Term SOFR + 3.50%),
8.93% - 9.13%
,
 08/21/26 ........... 1,917 1,859,137
DirecTV Financing LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 5.00%), 10.43%
,
 08/02/27 ...... 1,272 1,241,243
Intelsat Jackson Holdings SA, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.25%), 9.77%
,
 02/01/29 .. 1,028 1,024,626
4,347,852
Metals & Mining — 0.1%
(g)
Arsenal AIC Parent LLC, Term Loan B,
(3-mo. CME Term SOFR + 4.50%),
9.88%
,
 08/18/30 ................. 489 487,572
Grinding Media, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.00%), 9.68%
,
 10/12/28
(m)
. 208 205,797
693,369
Oil, Gas & Consumable Fuels — 0.1%
Freeport LNG investments LLLP, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 9.09%
,
 12/21/28
(g)
. 671 664,372
Passenger Airlines — 0.3%
(g)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 4.75%), 10.34%
,
 04/20/28 ...... 1,679 1,727,320
Air Canada, Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor and 0.75% Cap +
3.50%), 9.13%
,
 08/11/28 ............ 139 139,318
SkyMiles IP Ltd., Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor and 1.00% Cap +
3.75%), 9.08%
,
 10/20/27 ........... 294 304,089
United AirLines, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 3.75%), 9.18%
,
 04/21/28 .......... 487 487,456
2,658,183
Pharmaceuticals — 0.0%
Amneal Pharmaceuticals LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.93%
,
 05/04/25
(g)
................ 148 145,521
Professional Services — 0.1%
(g)
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.50%), 8.93%
,
 06/02/28 ....... 273 251,368
Galaxy US Opco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.75%), 10.07%
,
 04/29/29 . 274 260,576
OMNIA Partners LLC, Delayed Draw Term
Loan, 07/25/30
(l)
................. 21 21,262
OMNIA Partners LLC, Term Loan, (3-mo. CME
Term SOFR + 4.25%), 9.60%
,
 07/25/30 .. 220 220,040
753,246
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC,
Term Loan, (1-mo. CME Term SOFR +
4.00%), 9.32%
,
 01/31/30
(g)
.......... 481 476,190

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software — 1.8%
(g)
Banff Guarantor, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.50%), 10.93%
,
 02/27/26 . USD 1,325 $ 1,317,196
Boxer Parent Co., Inc., Term Loan, (1-mo. CME
Term SOFR + 3.75%), 9.18%
,
 10/02/25 .. 425 424,819
Central Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.64%
,
 07/06/29 ....... 206 206,329
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 4.50%), 9.99%
,
 03/30/29 1,936 1,858,864
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.75%), 9.17%
,
 10/08/28
(m)
...... 419 410,328
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 6.00%), 11.42%
,
 10/08/29 ...... 712 672,767
Delta Topco, Inc., 1st Lien Term Loan,
(6-mo. CME Term SOFR + 3.75%),
9.07%
,
 12/01/27 ................. 498 491,998
Helios Software Holdings, Inc., Term Loan,
(3-mo. CME Term SOFR + 3.75%),
9.29%
,
 03/11/28 ................. 169 167,467
Magenta Buyer LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 5.00%), 10.63%
,
 07/27/28 . 1,283 950,806
Magenta Buyer LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 8.25%), 13.88%
,
 07/27/29 . 830 381,800
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.75%), 9.16%
,
 03/01/29 .......... 1,146 1,117,939
MH Sub I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.57%
,
 05/03/28 ....... 1,758 1,697,995
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.57%
,
 02/23/29 ................ 103 90,994
Planview Parent, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 7.25%), 12.74%
,
 12/18/28 . 288 260,640
Proofpoint, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 6.25%), 11.68%
,
 08/31/29 ...... 738 738,607
Sabre GLBL, Inc., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.50%), 8.93%
,
 12/17/27 .......... 114 99,538
Sabre GLBL, Inc., Term Loan B2, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.50%), 8.93%
,
 12/17/27 .......... 179 156,143
Sophia LP, 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.50%), 8.82%
,
 10/07/27 .......... 1,365 1,361,054
Sovos Compliance LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.93%
,
 08/11/28 .. 355 348,447
UKG, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR + 3.75%), 9.22%
,
 05/04/26 .. 164 163,515
UKG, Inc., 2nd Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 5.25%), 10.76%
,
 05/03/27 ......... 958 955,675
13,872,921
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.75%), 9.07%
,
 03/08/30
(g)(m)
........ USD 163 $ 159,709
Trading Companies & Distributors — 0.1%
SRS Distribution, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.50%), 8.92%
,
 06/02/28
(g)
......... 485 479,767
Transportation Infrastructure — 0.1%
(g)
Apple Bidco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.00%), 9.32%
,
 09/22/28 ....... 394 393,357
Brown Group Holdings LLC, Facility Term
Loan B2, (3-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 3.75%), 9.07% -
9.17%
,
 07/02/29 ................. 257 256,290
649,647
Wireless Telecommunication Services — 0.1%
(g)
Digicel International Finance Ltd., 1st Lien
Term Loan B, (3-mo. LIBOR USD + 3.25%),
8.98%
,
 05/28/24 ................. 1,201 1,078,623
Digicel International Work Fee, Term Loan,
01/01/38
(l)
...................... 52 46,624
1,125,247
Total Floating Rate Loan Interests — 8.1%
(Cost: $64,398,950) .............................. 63,015,614
Foreign Agency Obligations
France — 0.0%
Electricite de France SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.41%), 9.13%
(c)(f)(g)
............... 230 239,599
Total Foreign Agency Obligations — 0.0%
(Cost: $230,000) ................................ 239,599
Preferred Securities
Capital Trusts — 0.7%
Banks — 0.1%
(f)(g)
Citigroup, Inc., Series Y, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.00%), 4.15% .................. 5 4,002
JPMorgan Chase & Co., Series Q, (3-mo. CME
Term SOFR + 3.51%), 8.88% ........ 190 190,363
PNC Financial Services Group, Inc. (The)
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ...................... 629 578,054
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ...................... 606 519,472
1,291,891
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series R, (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.22%), 4.95%
(f)(g)
... 921 852,867
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70%
(f)(g)
210 179,468

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities — 0.3%
(f)(g)
Edison International
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ...................... USD 900 $ 793,995
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ...................... 385 329,050
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(c)
................ 928 908,887
2,031,932
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(c)(f)(g)
..................... 516 470,850
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series H, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(f)(g)
......... 950 872,908
Total Preferred Securities — 0.7%
(Cost: $6,235,151) .............................. 5,699,916
Total Long-Term Investments — 98.1%
(Cost: $809,493,318) ............................. 761,868,124
Shares
Shares
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.23%
(n)(o)
................. 12,873,559 12,873,559
Total Short-Term Securities — 1.7%
(Cost: $12,873,559) .............................. 12,873,559
Total Investments — 99.8%
(Cost: $822,366,877 ) ............................. 774,741,683
Other Assets Less Liabilities — 0.2% ................... 1,234,199
Net Assets — 100.0% ..............................
$ 775,975,882
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $175,912, representing less than 0.05% of its net assets as of period end, and an original cost of $552,653.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Perpetual security with no stated maturity date.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Convertible security.
(k)
Zero-coupon bond.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(n)
Affiliate of the Fund.
(o)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 18,647,211 $ — $ (5,773,652)
(a)
$ — $ — $ 12,873,559 12,873,559 $ 716,987 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note .................................................... 132 12/29/23 $ 13,903 $ (111,582)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,924,637 EUR 1,795,881 Toronto Dominion Bank 12/20/23 $ 18,731
USD 3,371,524 EUR 3,147,119 UBS AG 12/20/23 31,595
USD 845,757 GBP 683,000 Barclays Bank plc 12/20/23 11,954
$ 62,280
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
41.V1 ........... 5 .00 % Quarterly 12/20/28 B+ USD 7,900 $ 75,223 $ 91,299 $ (16,076)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield V.I. Fund

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Capital Markets ........................................ $ — $ 175,912 $ — $ 175,912
Chemicals ............................................ 368,295 — — 368,295
Energy Equipment & Services .............................. 3,626 — — 3,626
Financial Services ...................................... 88,653 — — 88,653
Ground Transportation ................................... 290,611 — — 290,611
Hotels, Restaurants & Leisure .............................. 619,295 — — 619,295
IT Services ........................................... 58,354 — — 58,354
Metals & Mining ........................................ 1,066,356 — — 1,066,356
Pharmaceuticals ....................................... 583,558 — — 583,558
Software ............................................. 462,845 — — 462,845
Corporate Bonds ........................................ — 689,195,490 — 689,195,490
Floating Rate Loan Interests
Aerospace & Defense .................................... — 3,054,924 — 3,054,924
Air Freight & Logistics .................................... — 482,214 — 482,214
Automobile Components .................................. — 371,723 — 371,723
Beverages ........................................... — 112,409 — 112,409
Broadline Retail ........................................ — 267,407 — 267,407
Capital Markets ........................................ — 487,385 — 487,385
Chemicals ............................................ — 2,986,699 — 2,986,699
Commercial Services & Supplies ............................. — 1,001,588 189,750 1,191,338
Communications Equipment ................................ — 541,494 — 541,494
Construction & Engineering ................................ — 2,760,835 — 2,760,835
Containers & Packaging .................................. — 703,003 — 703,003
Diversified Consumer Services .............................. — 573,447 — 573,447
Diversified Telecommunication Services ........................ — 1,342,881 — 1,342,881
Energy Equipment & Services .............................. — — 17,172 17,172
Financial Services ...................................... — 2,916,763 293,894 3,210,657
Food Products ......................................... — 101,438 — 101,438
Health Care Equipment & Supplies ........................... — 932,784 487,207 1,419,991
Health Care Providers & Services ............................ — 1,006,040 — 1,006,040
Health Care Technology .................................. — 7,064,216 — 7,064,216
Hotels, Restaurants & Leisure .............................. — 851,799 — 851,799
Household Durables ..................................... — 1,254,298 — 1,254,298
Insurance ............................................ — 621,751 — 621,751
Interactive Media & Services ............................... — 190,644 — 190,644
IT Services ........................................... — 867,473 — 867,473
Leisure Products ....................................... — 218,019 — 218,019
Life Sciences Tools & Services .............................. — 1,354,447 — 1,354,447
Machinery ............................................ — 3,935,886 — 3,935,886
Media ............................................... — 4,347,852 — 4,347,852
Metals & Mining ........................................ — 487,572 205,797 693,369
Oil, Gas & Consumable Fuels ............................... — 664,372 — 664,372
Passenger Airlines ...................................... — 2,658,183 — 2,658,183
Pharmaceuticals ....................................... — 145,521 — 145,521
Professional Services .................................... — 753,246 — 753,246
Real Estate Management & Development ....................... — 476,190 — 476,190
Software ............................................. — 13,462,593 410,328 13,872,921
Textiles, Apparel & Luxury Goods ............................ — — 159,709 159,709
Trading Companies & Distributors ............................ — 479,767 — 479,767
Transportation Infrastructure ............................... — 649,647 — 649,647
Wireless Telecommunication Services ......................... — 1,125,247 — 1,125,247
Foreign Agency Obligations ................................. — 239,599 — 239,599
Preferred Securities ....................................... — 5,699,916 — 5,699,916
Short-Term Securities
Money Market Funds ...................................... 12,873,559 — — 12,873,559
$ 16,415,152 $ 756,562,674 $ 1,763,857 $ 774,741,683
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 62,280 $ — $ 62,280
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock High Yield V.I. Fund

Level 1 Level 2 Level 3 Total
Liabilities
Credit contracts ........................................... $ — $ (16,076) $ — $ (16,076)
Interest rate contracts ....................................... (111,582) — — (111,582)
$ (111,582) $ 46,204 $ — $ (65,378)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
DAC Designated Activity Company
LIBOR London Interbank Offered Rate
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)